REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Disaggregated Revenue by Revenue Type and Performance) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 47,098	$ 44,276
Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	15,778	13,705
Maintenance and professional services [Member]
Disaggregation of Revenue [Line Items]
Revenues	31,320	30,571
Software products [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,330	12,625
Hardware products [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,448	1,080
Support and maintenance [Member] | Maintenance and professional services [Member]
Disaggregation of Revenue [Line Items]
Revenues	26,090	24,703
Professional services [Member] | Maintenance and professional services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 5,230	$ 5,868